Acquisition of Bao Li Gaming Promotion Limited (Details 4) - Bao Li Gaming [Member] - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Schedule of Capitalization, Long-term Debt [Line Items]
2015	$ 0
2016	15,875,684
Total Contingent Consideration	$ 15,875,684	$ 42,291,631